Income Taxes - Non Capital Losses Carried Forward to Reduce Future Period Taxable Income (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	$ 760	$ 905
2035 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	1	1
2036 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	2	138
2037 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	167	227
2038 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	230	230
2039 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	228	228
2040 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	18	18
2041 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	26	26
2042 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	52	37
2043 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	$ 36	$ 0